SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
VAT payable	$ 317,612	$ 461,341
Income taxes payable	3,091,437	2,258,718
Other	9,676	35,602
Total	$ 3,418,725	$ 2,755,661